Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prior service cost	CAD 0	CAD 0
Actuarial loss	900	952
Total	900	952
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss	243	240
Total	CAD 243	CAD 240